RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

9. RELATED PARTIES

In February 2013, the CEO advanced a loan of $1,000,000 to the Company, of which a portion was used to repay the outstanding balance on the revolving credit line with TD Bank; $470,089 was outstanding on this loan as of June 30, 2015 and December 31, 2014. The loan bears an annual interest rate of 7.0%. The total principal and outstanding interest were initially due upon maturity of the loan on July 5, 2015. On June 10, 2015 the Company amended the note extending the maturity date to July 4, 2016. Additionally, on July 13, 2015, the Company amended and restated the note, allowing the Company to re-borrow sums which have been prepaid under the note as long as the total amount outstanding at any time does not exceed $1 million. The remaining terms of the note remain substantially unchanged. (See note 15.) The Company recorded interest expense on the loan from the CEO of $16,318 and $25,537 for six months ended June 30, 2015 and 2014, respectively, and $8,204 and $12,839 for the three months ended June 30, 2015 and 2014, respectively. Amount owed for accrued interest are included in accrued liability to related party in the condensed consolidated balance sheets. During the six months ended June 30, 2015, the Company paid accrued interest of $45,029 to the CEO.
The Company had sales to a related party, a physician who is related to the CEO. Revenues from this customer were approximately $8,630 and $10,060 for the six months ended June 30, 2015 and 2014, respectively, and $4,276 and $5,324 for the three months ended June 30, 2015 and 2014, respectively. As of June 30, 2015 and December 31, 2014, the receivable balance due from this customer was $8,922 and $1,128, respectively.
During April 2015, the Company began initial testing of a new service called Same Day Funding with the physician related to the CEO. The Audit Committee of the Board of Directors approved advancing funds of no more than $20,000 through the end of 2015. If the initial testing is successful, this service will be tested with other practices.
The Company is a party to a nonexclusive aircraft dry lease agreement with Kashmir Air, Inc. (“KAI”), which is owned by the CEO. The Company recorded expense of $64,200 for both the six months ended June 30, 2015 and 2014 and $32,100 for both the three months ended June 30, 2015 and 2014. As of June 30, 2015 and December 31, 2014, the Company had a liability outstanding to KAI of $21,852 and $108,902, respectively which is included in accrued liability to related party in the condensed consolidated balance sheets.
The Company leases its corporate offices in New Jersey, its temporary housing for its foreign visitors and its backup operations center in Bagh, Pakistan, from the CEO. The related party rent expense for the six months ended June 30, 2015 and 2014 was $87,541 and $85,007, respectively, and $43,743 and $42,787 for the three months ended June 30, 2015 and 2014, respectively, and is included in direct operating costs and general and administrative expense in the condensed consolidated statements of operations. Current assets-related party on the condensed consolidated balance sheets includes security deposits related to the leases of the Company’s corporate offices in the amount of $13,200 as of both June 30, 2015 and December 31, 2014. Other assets include prepaid rent that has been paid to the CEO in the amount of $11,084 as of both June 30, 2015 and December 31, 2014.
The Company advanced $1,000 to the CEO during the three months ended March 31, 2014, which was repaid during the same period.
The CEO of the Company has guaranteed the Company’s existing line of credit with the TD Bank.

12. RELATED PARTIES

In February 2013, the CEO advanced a loan of $1,000,000 to the Company, of which a portion was used to repay the outstanding balance on the revolving credit line with TD Bank; the amounts outstanding on this loan were $470,089 and $735,680 as of December 31, 2014 and December 31, 2013, respectively. The loan bears an annual interest rate of 7.0%. The total principal and outstanding interest are due upon maturity of the loan on July 5, 2015. The Company recorded interest expense on the loan from the CEO of $45,029 and $55,806 for the year ended December 31, 2014 and 2013, respectively. During the year ended December 31, 2014, the Company paid the principal amount of $265,591 and accrued interest of $55,806.
During the year ended December 31, 2014, the CEO advanced the Company $165,000 toward IPO expenses, all of which was repaid during the same period.
The Company had sales to a related party, a physician who is related to the CEO. Revenue from this customer was $19,195 and $17,312 for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014 and December 31, 2013, the receivable balance due from this customer was $1,128 and $1,746, respectively.
The Company is a party to a nonexclusive aircraft dry lease agreement with Kashmir Air, Inc. (“KAI”), which is owned by the CEO. The Company recorded expenses of $128,400 for both the year ended December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, the Company had a liability outstanding to KAI of $108,902 and $37,789, respectively.
The Company leases its corporate offices in New Jersey and its backup operations center in Bagh, Pakistan, from the CEO. The related party rent expense for the year ended December 31, 2014 and 2013 was $170,964 and $166,763, respectively, and is included in direct operating costs and general and administrative expense in the consolidated statements of operations. Current assets-related party on the consolidated balance sheets includes security deposits related to the leases of the Company’s corporate offices in the amount of $13,200 as of December 31, 2014 and December 31, 2013, respectively. Other assets include prepaid rent that has been paid to the CEO in the amount of $11,084 and $10,640 as of December 31, 2014 and 2013, respectively.
The CEO of the Company guaranteed the Company’s existing line of credit with the TD Bank and the loan with Santander Bank (see Note 10) and has also committed to contribute up to $400,000 in additional capital to the Company, if necessary.
The Company advanced $1,000 and $381,721 to the CEO during the year ended December 31, 2014 and 2013, respectively. The CEO repaid $1,000 and $227,721 during the year ended December 31, 2014 and 2013, respectively. In addition, during the year ended December 31, 2014, the Company advanced $1,494 to a contractor in Pakistan, on behalf of the CEO, and it was repaid during the year.